UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J.Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2017

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

Bernstein Fund, Inc. - International Small Cap Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.8%
Consumer Discretionary - 22.3%
Auto Components - 3.7%
Aisan Industry Co., Ltd.	102,100	$872,067
Brembo SpA	13,757	832,232
Cie Plastic Omnium SA	92,105	2,937,368
Faurecia	64,828	2,510,998
Hankook Tire Co., Ltd. (a)	97,269	4,676,271
Linamar Corp.	87,048	3,740,215
Nexen Tire Corp. (a)	209,869	2,259,108
Nexteer Automotive Group Ltd.	4,376,000	5,181,633
Showa Corp.	104,500	725,650
Tianneng Power International Ltd.	874,000	800,921

		24,536,463

Diversified Consumer Services - 0.7%
IDP Education Ltd.	819,570	2,359,857
Navitas Ltd.	171,541	615,394
Tarena International, Inc. (ADR)	131,888	1,977,001

		4,952,252

Hotels, Restaurants & Leisure - 3.0%
Alsea SAB de CV	796,640	2,275,823
CVC Brasil Operadora e Agencia de Viagens SA	327,119	2,379,102
IMAX China Holding, Inc. (a)(b)	1,248,000	6,096,539
Jollibee Foods Corp.	1,431,580	5,576,849
Lion Travel Service Co., Ltd.	197,000	505,504
Plenus Co., Ltd.	18,700	364,612
Round One Corp.	99,700	690,052
Tabcorp Holdings Ltd.	527,884	1,828,854

		19,717,335

Household Durables - 0.7%
Bovis Homes Group PLC	161,648	1,631,527
De’ Longhi SpA	5,309	126,020
Dorel Industries, Inc.-Class B	27,460	793,541
Fujitsu General Ltd.	18,000	380,181
SEB SA	6,491	879,555
Token Corp.	9,000	638,338

		4,449,162

Internet & Direct Marketing Retail - 0.6%
ASKUL Corp.	101,300	3,458,007
GS Home Shopping, Inc. (a)	4,701	668,207

		4,126,214

Leisure Products - 2.2%
Amer Sports Oyj	93,020	2,468,419
Bandai Namco Holdings, Inc.	73,800	2,031,342
Playmates Toys Ltd.	4,528,000	832,731
Technogym SpA (a)(b)	543,590	2,527,235
Thule Group AB (b)	438,720	6,849,124

		14,708,851

Media - 3.0%
Asatsu-DK, Inc.	31,200	754,394

Company	Shares	U.S. $ Value
IPSOS	24,661	774,759
Loen Entertainment, Inc. (a)	85,916	5,393,850
Mediaset Espana Comunicacion SA	41,860	490,338
Megacable Holdings SAB de CV	503,409	1,698,700
Metropole Television SA	206,252	3,833,950
NOS SGPS SA	390,626	2,318,320
TV Asahi Holdings Corp.	240,700	4,742,319

		20,006,630

Multiline Retail - 1.8%
Dollarama, Inc.	47,580	3,486,330
Harvey Norman Holdings Ltd.	686,329	2,543,017
Myer Holdings Ltd.	702,420	698,286
Poya International Co., Ltd.	25,200	292,041
Seria Co., Ltd.	75,000	5,094,141

		12,113,815

Specialty Retail - 4.0%
Ace Hardware Indonesia Tbk PT	77,699,300	4,814,581
Clas Ohlson AB-Class B	39,767	584,249
Delek Automotive Systems Ltd.	79,040	699,491
EDION Corp.	82,200	769,759
Geo Holdings Corp.	52,400	609,120
Giordano International Ltd.	1,426,000	768,884
Groupe Fnac SA (a)	11,930	805,993
Halfords Group PLC	117,221	529,413
JB Hi-Fi Ltd.	40,222	812,987
JD Sports Fashion PLC	35,100	137,515
KappAhl AB	158,090	874,867
Mobilezone Holding AG	51,769	737,160
Mr Price Group Ltd.	270,955	3,142,851
Nishimatsuya Chain Co., Ltd.	50,700	606,065
Senao International Co., Ltd.	504,000	817,872
Shimamura Co., Ltd.	19,400	2,418,846
T-Gaia Corp.	48,300	784,760
Valora Holding AG	2,572	730,581
WH Smith PLC	87,021	1,667,391
Yamada Denki Co., Ltd.	748,600	4,030,796

		26,343,181

Textiles, Apparel & Luxury Goods - 2.6%
Best Pacific International Holdings Ltd. (b)	2,200,000	1,688,052
China Lilang Ltd.	833,000	468,257
Eclat Textile Co., Ltd.	555,000	5,778,738
Geox SpA	73,060	169,964
HUGO BOSS AG	40,902	2,497,028
Nan Liu Enterprise Co., Ltd.	608,000	2,846,706
Safilo Group SpA (a)	85,230	714,150
Sanyo Shokai Ltd.	399,000	600,113
Taiwan Paiho Ltd.	862,000	2,530,632

		17,293,640

		148,247,543

Industrials - 15.6%
Aerospace & Defense - 0.9%
Saab AB-Class B	105,558	3,936,676

Company	Shares	U.S. $ Value
Senior PLC	812,276	1,942,524

		5,879,200

Air Freight & Logistics - 0.3%
Mitsui-Soko Holdings Co., Ltd.	253,000	742,632
Oesterreichische Post AG (a)	20,667	692,765
Panalpina Welttransport Holding AG	6,050	754,410

		2,189,807

Airlines - 0.8%
Aeroflot PJSC (GDR) (a)(b)	42,750	535,217
Air Canada (a)	229,345	2,335,043
Dart Group PLC	113,596	694,379
Qantas Airways Ltd.	736,061	1,763,258

		5,327,897

Building Products - 2.1%
DIRTT Environmental Solutions (a)	432,283	2,018,705
dormakaba Holding AG (a)	7,694	5,711,880
Kingspan Group PLC	180,772	4,909,475
Sankyo Tateyama, Inc.	25,500	346,484
Schweiter Technologies AG	740	835,707

		13,822,251

Commercial Services & Supplies - 1.1%
Downer EDI Ltd.	198,500	869,171
Loomis AB-Class B	84,617	2,512,519
Rentokil Initial PLC	1,393,728	3,812,933
Transcontinental, Inc.-Class A	17,210	284,430

		7,479,053

Construction & Engineering - 2.2%
Balfour Beatty PLC	1,389,010	4,587,007
Bird Construction, Inc.	73,159	493,666
Burkhalter Holding AG	6,270	845,791
Carillion PLC	178,334	517,442
Interserve PLC	150,030	631,885
John Laing Group PLC (b)	1,730,116	5,773,983
Mirait Holdings Corp.	83,900	756,132
Wilson Bayly Holmes-Ovcon Ltd.	76,993	863,342

		14,469,248

Electrical Equipment - 1.6%
Chiyoda Integre Co., Ltd.	34,400	691,909
Kung Long Batteries Industrial Co., Ltd.	171,900	838,259
Melrose Industries PLC	1,535,558	3,732,461
Nitto Kogyo Corp.	34,900	475,167
TKH Group NV	122,416	4,841,322

		10,579,118

Industrial Conglomerates - 0.7%
Rheinmetall AG	56,924	3,820,211
TOKAI Holdings Corp.	112,400	784,218

		4,604,429

Company	Shares	U.S. $ Value
Machinery - 3.0%
Biesse SpA	44,164	887,871
Bobst Group SA	10,080	700,839
Bodycote PLC	263,063	2,085,869
Duerr AG	33,145	2,657,615
Fenner PLC	247,963	720,427
Harmonic Drive Systems, Inc.	192,200	4,753,167
IHI Corp. (a)	680,000	1,761,131
Industria Macchine Automatiche SpA	12,423	753,239
Juki Corp.	28,700	258,719
Komax Holding AG	3,113	768,085
KUKA AG (a)	14,854	1,795,802
Nabtesco Corp.	98,200	2,276,372
Rational AG	1,431	638,215

		20,057,351

Professional Services - 0.8%
Applus Services SA	84,370	855,046
Brunel International NV	53,268	861,770
Teleperformance	27,939	2,801,047
WS Atkins PLC	41,468	744,153

		5,262,016

Road & Rail - 0.5%
Go-Ahead Group PLC	18,475	508,674
National Express Group PLC	581,420	2,533,656

		3,042,330

Trading Companies & Distributors - 1.6%
Brammer PLC	584,540	1,190,439
Daiichi Jitsugyo Co., Ltd.	131,000	747,616
Diploma PLC	286,512	3,668,681
Howden Joinery Group PLC	42,570	200,888
Kloeckner & Co. SE (a)	64,360	803,669
Russel Metals, Inc.	138,033	2,629,788
Yamazen Corp.	83,200	694,117
Yuasa Trading Co., Ltd.	29,800	742,320

		10,677,518

		103,390,218

Information Technology - 12.9%
Communications Equipment - 0.2%
Senao Networks, Inc.	86,000	406,322
VTech Holdings Ltd.	67,800	905,152

		1,311,474

Electronic Equipment, Instruments & Components - 2.6%
Daiwabo Holdings Co., Ltd.	320,000	781,596
Electrocomponents PLC	151,070	886,604
Hollysys Automation Technologies Ltd.	141,390	2,590,265
Inficon Holding AG (a)	2,100	755,569
Kaga Electronics Co., Ltd.	45,900	744,147
Kingboard Chemical Holdings Ltd.	445,000	1,343,935
Mycronic AB	67,044	719,805
Ryosan Co., Ltd.	26,000	783,860
Samsung Electro-Mechanics Co., Ltd. (a)	61,897	2,598,360

Company	Shares	U.S. $ Value
Test Research, Inc.	360,000	426,374
Tongda Group Holdings Ltd.	14,870,000	3,817,742
Tripod Technology Corp.	829,000	1,872,020

		17,320,277

Internet Software & Services - 1.2%
Aconex Ltd. (a)	517,920	1,892,435
Dip Corp.	264,600	5,452,357
Moneysupermarket.com Group PLC	180,118	652,376
PChome Online, Inc.	12,594	110,234

		8,107,402

IT Services - 2.4%
Alten SA	107,793	7,567,799
Bechtle AG	6,917	719,206
Computacenter PLC	305,194	3,008,968
GFT Technologies SE	31,752	683,832
Nihon Unisys Ltd.	291,700	3,661,722

		15,641,527

Semiconductors & Semiconductor Equipment - 5.5%
ASM International NV	93,421	4,188,321
BE Semiconductor Industries NV	24,302	808,381
Chipbond Technology Corp.	1,404,000	2,001,731
Disco Corp.	33,700	4,074,364
Elite Advanced Laser Corp.	99,600	397,818
Hua Hong Semiconductor Ltd. (b)	2,468,000	2,746,357
Macronix International (a)	9,059,000	1,299,741
Realtek Semiconductor Corp.	772,000	2,438,174
SCREEN Holdings Co., Ltd.	64,000	3,955,745
Silergy Corp.	352,000	4,930,907
Siltronic AG (a)	113,761	5,261,285
Sumco Corp.	362,800	4,664,279

		36,767,103

Software - 0.2%
Cheetah Mobile, Inc. (ADR) (a)	68,870	658,397
Soft-World International Corp.	379,000	743,780

		1,402,177

Technology Hardware, Storage & Peripherals - 0.8%
Aten International Co., Ltd.	295,000	731,907
Elecom Co., Ltd.	7,400	123,925
Gigabyte Technology Co., Ltd.	582,000	775,172
Logitech International SA	36,860	917,387
Micro-Star International Co., Ltd.	320,000	726,143
Riso Kagaku Corp.	42,000	707,929
Roland DG Corp.	31,900	831,586
Spigen Korea Co., Ltd.	3,470	163,266

		4,977,315

		85,527,275

Consumer Staples - 10.6%
Beverages - 2.1%
Britvic PLC	67,950	474,452
Coca-Cola West Co., Ltd.	28,800	847,836

Company	Shares	U.S. $ Value
Cott Corp.	169,033	1,913,605
Fevertree Drinks PLC	122,580	1,722,322
Refresco Group NV (b)	50,500	767,082
Royal Unibrew A/S	152,945	5,897,219
Sapporo Holdings Ltd.	93,700	2,407,354

		14,029,870

Food & Staples Retailing - 2.6%
Ain Holdings, Inc.	60,900	4,025,145
Booker Group PLC	1,359,671	2,939,053
Clicks Group Ltd.	268,336	2,256,690
cocokara fine, Inc.	13,700	502,520
MARR SpA	146,574	2,672,053
Tsuruha Holdings, Inc.	54,700	5,176,948

		17,572,409

Food Products - 4.3%
Bakkafrost P/F	19,282	764,828
Calbee, Inc.	95,200	2,977,963
Century Pacific Food, Inc.	13,219,300	4,300,130
Cloetta AB	542,605	1,709,302
Dongwon F&B Co., Ltd. (a)	952	155,908
Glanbia PLC	234,642	3,897,597
High Liner Foods, Inc.	51,420	764,033
Industrias Bachoco SAB de CV	583,341	2,386,307
Maeil Dairy Industry Co., Ltd. (a)	17,704	588,060
Megmilk Snow Brand Co., Ltd.	76,700	2,108,341
Nichirei Corp.	127,500	2,636,206
Salmar ASA	25,080	748,911
Sao Martinho SA	601,200	3,602,369
Scandi Standard AB	105,284	657,115
Select Harvests Ltd.	50,270	240,118
Thai Vegetable Oil PCL	696,100	787,257

		28,324,445

Household Products - 0.8%
Pigeon Corp.	195,200	4,977,238

Personal Products - 0.8%
Able C&C Co., Ltd. (a)	28,584	489,024
Cosmax, Inc. (a)	42,537	4,200,047
Oriflame Holding AG (a)	25,930	781,874

		5,470,945

		70,374,907

Materials - 9.9%
Chemicals - 4.9%
Air Water, Inc.	140,000	2,521,919
Arkema SA	39,976	3,907,680
Chr Hansen Holding A/S	38,960	2,154,696
Dynasty Ceramic PCL	5,008,400	620,971
FUCHS PETROLUB SE (Preference Shares)	41,645	1,744,481
Green Seal Holding Ltd.	531,000	2,380,431
JSR Corp.	264,200	4,158,600
Kumho Petrochemical Co., Ltd. (a)	49,507	3,356,610
LANXESS AG	67,576	4,425,095

Company	Shares	U.S. $ Value
Nantex Industry Co., Ltd.	1,125,000	760,837
Nippon Shokubai Co., Ltd.	41,700	2,596,954
Ube Industries Ltd.	420,000	877,634
Victrex PLC	115,060	2,735,949

		32,241,857

Construction Materials - 1.2%
Buzzi Unicem SpA	177,956	4,210,767
CSR Ltd.	1,106,055	3,677,259

		7,888,026

Containers & Packaging - 0.5%
Mpact Ltd.	170,467	350,647
Pact Group Holdings Ltd.	167,780	815,227
Smurfit Kappa Group PLC	107,331	2,458,119

		3,623,993

Metals & Mining - 3.1%
Asahi Holdings, Inc.	43,700	757,562
BlueScope Steel Ltd.	273,495	1,817,665
Boliden AB	84,491	2,194,652
Detour Gold Corp. (a)	85,286	1,161,793
Gerdau SA (Preference Shares)	645,700	2,128,677
Godo Steel Ltd.	37,000	666,946
Granges AB	391,879	3,692,608
Lucara Diamond Corp.	275,950	624,800
Lundin Mining Corp. (a)	499,098	2,379,047
Nippon Denko Co., Ltd.	375,900	770,668
Nippon Light Metal Holdings Co., Ltd.	363,300	764,884
Northern Star Resources Ltd.	245,160	626,595
Sims Metal Management Ltd.	91,682	842,760
Syrah Resources Ltd. (a)	487,487	1,069,438
Western Areas Ltd. (a)	646,596	1,419,657

		20,917,752

Paper & Forest Products - 0.2%
Nippon Paper Industries Co., Ltd.	24,100	407,166
Western Forest Products, Inc.	447,190	629,493

		1,036,659

		65,708,287

Health Care - 7.1%
Biotechnology - 0.9%
China Biologic Products, Inc. (a)	18,639	2,004,065
Medy-Tox, Inc.	14,174	4,171,326

		6,175,391

Health Care Equipment & Supplies - 1.0%
Ginko International Co., Ltd.	297,000	3,073,303
LivaNova PLC (a)	45,035	2,025,224
Microlife Corp.	249,000	573,976
Straumann Holding AG	2,472	963,243

		6,635,746

Company	Shares	U.S. $ Value
Health Care Providers & Services - 2.0%
Alliar Medicos A Frente SA (a)	477,220	2,148,055
Apollo Hospitals Enterprise Ltd. (GDR) (b)	127,640	2,209,448
BML, Inc.	29,400	699,936
Medical Facilities Corp.	48,842	639,149
Raffles Medical Group Ltd.	3,489,100	3,445,370
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	1,698,700	3,876,961

		13,018,919

Health Care Technology - 0.7%
EMIS Group PLC	19,930	236,898
NNIT A/S (b)	163,888	4,733,898

		4,970,796

Life Sciences Tools & Services - 0.2%
Horizon Discovery Group PLC (a)	579,209	1,027,897

Pharmaceuticals - 2.3%
Boiron SA	9,010	798,262
Dawnrays Pharmaceutical Holdings Ltd.	832,000	502,959
DongKook Pharmaceutical Co., Ltd. (a)	12,885	611,507
Faes Farma SA	209,504	739,679
IlDong Holdings Co., Ltd. (a)	29,340	625,606
Indivior PLC	899,192	3,276,332
Nippon Shinyaku Co., Ltd.	32,200	1,584,897
Ouro Fino Saude Animal Participacoes SA	107,600	925,677
Recordati SpA	29,455	834,677
Samjin Pharmaceutical Co., Ltd. (a)	24,989	717,092
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd.-Class H	554,000	754,015
STADA Arzneimittel AG	72,290	3,734,635

		15,105,338

		46,934,087

Financials - 6.2%
Banks - 2.8%
77 Bank Ltd. (The)	266,000	1,281,181
Banco ABC Brasil SA (Preference Shares)	273,400	1,169,028
Banco Macro SA (ADR)	26,202	1,686,099
Bank Hapoalim BM	470,279	2,791,349
BGEO Group PLC	107,300	3,945,937
Dah Sing Financial Holdings Ltd.	280,000	1,890,291
Hachijuni Bank Ltd. (The)	235,800	1,364,423
SpareBank 1 SR-Bank ASA	299,981	2,109,991
Tochigi Bank Ltd. (The)	114,500	561,761
Toho Bank Ltd. (The)	62,000	231,379
TOMONY Holdings, Inc.	145,600	752,299
Towa Bank Ltd. (The)	780,000	739,142

		18,522,880

Capital Markets - 1.0%
Azimut Holding SpA	76,406	1,270,890
Euronext NV (b)	20,112	828,937
Flow Traders (b)	90,425	3,112,218
Gluskin Sheff & Associates, Inc.	64,986	844,119

Company	Shares	U.S. $ Value
IwaiCosmo Holdings, Inc.	53,000	495,224

		6,551,388

Consumer Finance - 1.2%
AEON Thana Sinsap Thailand PCL	211,800	612,147
AEON Thana Sinsap Thailand PCL (NVDR)	297,500	859,839
Credito Real SAB de CV SOFOM ER	1,321,794	1,748,394
Gentera SAB de CV	836,421	1,345,236
Hitachi Capital Corp.	130,200	3,197,031
Jaccs Co., Ltd.	44,000	194,373

		7,957,020

Diversified Financial Services - 0.0%
NICE Information Service Co., Ltd. (a)	19,980	114,435

Insurance - 0.8%
Anadolu Hayat Emeklilik AS	1,157,299	1,630,074
ASR Nederland NV (a)	111,103	2,640,666
UNIQA Insurance Group AG	105,255	795,922

		5,066,662

Thrifts & Mortgage Finance - 0.4%
Aareal Bank AG	53,318	1,999,733
Genworth MI Canada, Inc.	31,391	786,967

		2,786,700

		40,999,085

Real Estate - 4.6%
Equity Real Estate Investment Trusts (REITs) - 1.9%
AIMS AMP Capital Industrial REIT	564,100	510,286
Allied Properties Real Estate Investment Trust	64,782	1,734,565
alstria office REIT-AG (a)	126,845	1,587,449
Cominar Real Estate Investment Trust	44,680	489,844
GDI Property Group	650,600	464,667
Granite Real Estate Investment Trust (Toronto)	61,418	2,050,698
Hamborner REIT AG	53,881	512,559
Immobiliare Grande Distribuzione SIIQ SpA	666,721	508,121
Intervest Offices & Warehouses NV	20,571	516,710
Killam Apartment Real Estate Investment Trust	121,425	1,079,816
Lippo Malls Indonesia Retail Trust	1,765,600	451,108
Merlin Properties Socimi SA	143,849	1,560,780
Prologis Property Mexico SA de CV	353,560	506,386
Rebosis Property Fund Ltd.	629,510	531,830

		12,504,819

Real Estate Management & Development - 2.7%
AP Thailand PCL	2,847,500	596,368
CA Immobilien Anlagen AG (a)	130,904	2,403,154
China Overseas Property Holdings Ltd.	4,175,000	712,831
Colliers International Group, Inc.	23,300	858,837
Daikyo, Inc.	242,000	484,289
DIC Asset AG	51,200	489,813
Dongwon Development Co., Ltd. (a)	198,576	698,874
FirstService Corp.	17,790	844,550
Inmobiliaria Colonial SA	238,633	1,651,494
Korea Real Estate Investment & Trust Co., Ltd. (a)	94,320	222,970

Company	Shares	U.S. $ Value
Leopalace21 Corp.	281,400	1,554,294
Nexity SA (a)	125,677	5,878,113
Sansiri PCL	14,756,000	684,016
Supalai PCL	1,051,100	733,793

		17,813,396

		30,318,215

Energy - 2.5%
Energy Equipment & Services - 0.8%
Pason Systems, Inc.	45,087	659,523
Petrofac Ltd.	307,873	3,294,733
Petroleum Geo-Services ASA (a)	110,785	373,290
ShawCor Ltd.	36,460	973,244

		5,300,790

Oil, Gas & Consumable Fuels - 1.7%
Aker BP ASA	285,079	5,094,044
Gran Tierra Energy, Inc. (a)	843,990	2,552,117
Hankook Shell Oil Co., Ltd.	1,909	700,254
Indo Tambangraya Megah Tbk PT	436,500	544,409
Itochu Enex Co., Ltd.	100,500	787,573
Parkland Fuel Corp.	40,037	838,819
Saras SpA	450,840	813,838

		11,331,054

		16,631,844

Utilities - 1.7%
Gas Utilities - 0.2%
Ascopiave SpA	280,890	805,429
Superior Plus Corp.	97,247	923,472

		1,728,901

Independent Power and Renewable Electricity Producers - 0.4%
Electric Power Development Co., Ltd.	106,100	2,435,160

Multi-Utilities - 0.1%
Telecom Plus PLC	55,380	802,623

Water Utilities - 1.0%
CT Environmental Group Ltd.	16,298,000	3,268,308
Pennon Group PLC	338,582	3,445,992

		6,714,300

		11,680,984

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.1%
B Communications Ltd.	35,170	768,603
Com Hem Holding AB	285,611	2,721,264
Hutchison Telecommunications Hong Kong Holdings Ltd.	912,000	293,484
TalkTalk Telecom Group PLC	202,970	423,237
TDC A/S (a)	613,679	3,145,946

		7,352,534

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.3%
SmarTone Telecommunications Holdings Ltd.	386,000	518,173
XL Axiata Tbk PT (a)	8,417,625	1,439,965

		1,958,138

		9,310,672

Total Common Stocks (cost $602,690,517)		629,123,117

WARRANTS - 1.8%
Financials - 1.0%
Consumer Finance - 0.4%
Manappuram Finance Ltd., Merrill Lynch Intl & Co., expiring 1/10/19 (a)	113,620	112,542
Bharat Financial Inclusion Ltd., Merrill Lynch Intl & Co., expiring 11/05/18 (a)	263,308	2,278,312

		2,390,854

Thrifts & Mortgage Finance - 0.5%
LIC Housing Finance Ltd., Merrill Lynch Intl & Co., expiring 3/28/19 (a)	425,596	3,505,892
Diversified Financial Services - 0.1%
Rural Electrification Corp. Ltd., Merrill Lynch Intl & Co., expiring 9/29/21 (a)	399,170	733,487

		6,630,233

Consumer Discretionary - 0.4%
Auto Components - 0.4%
Apollo Tyres Ltd., Merrill Lynch Intl & Co., expiring 3/04/19 (a)	1,031,730	2,807,687

Health Care - 0.3%
Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd., Merrill Lynch Intl & Co., expiring 6/28/18 (a)	97,450	1,692,282

Materials - 0.1%
Chemicals - 0.1%
Berger Paints India Ltd., Merrill Lynch Intl & Co., expiring 8/23/21 (a)	287,670	891,447

Total Warrants (cost $11,675,979)		12,021,649

INVESTMENT COMPANIES - 0.3%
Funds and Investment Trusts - 0.3%
iShares MSCI India ETF (cost $2,123,518)	79,810	2,139,706

RIGHTS - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Faes Farma SA, , expiring 12/30/16 (a) (cost $19,635)	209,484	20,067

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.37% (c)(d) (cost $17,083,248)	17,083,248	17,083,248

Total Investments - 99.5% (cost $633,592,897) (e)		660,387,787
Other assets less liabilities - 0.5%		3,131,691

Net Assets - 100.0%		$663,519,478

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	NOK	14,077	USD	1,617	3/16/17	$(13,846)
Citibank, NA	CNY	19,568	USD	2,807	3/16/17	49,963
Citibank, NA	EUR	17,696	USD	18,857	3/16/17	163,634
Citibank, NA	MXN	173,624	USD	8,391	3/16/17	93,968
Citibank, NA	USD	4,728	CAD	6,244	3/16/17	(73,083)
Citibank, NA	USD	5,838	GBP	4,722	3/16/17	(7,960)
Citibank, NA	USD	2,153	ZAR	29,988	3/16/17	1,659
Credit Suisse International	KRW	6,795,833	USD	5,841	3/16/17	212,796
Credit Suisse International	SEK	21,000	USD	2,309	3/16/17	(5,851)
Credit Suisse International	USD	17,404	JPY	1,975,729	3/16/17	(440,528)
Credit Suisse International	USD	3,334	SGD	4,746	3/16/17	(58,116)
Royal Bank of Scotland PLC	TWD	72,594	USD	2,272	3/16/17	31,690
Royal Bank of Scotland PLC	USD	1,262	AUD	1,712	3/16/17	(28,727)
Royal Bank of Scotland PLC	USD	5,318	NZD	7,435	3/16/17	(163,563)
State Street Bank & Trust Co.	HKD	21,936	USD	2,830	3/16/17	553
State Street Bank & Trust Co.	JPY	280,151	USD	2,382	3/16/17	(23,812)
State Street Bank & Trust Co.	USD	8,668	AUD	11,677	3/16/17	(256,365)
State Street Bank & Trust Co.	USD	3,173	CHF	3,182	3/16/17	(34,349)
State Street Bank & Trust Co.	USD	10,232	GBP	8,127	3/16/17	(198,213)
UBS AG	SEK	9,125	USD	980	3/16/17	(26,192)

						$(776,342)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $37,868,090 or 5.7% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(e)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $57,875,136 and gross unrealized depreciation of investments was $(31,080,246), resulting in net unrealized appreciation of $26,794,890.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN*

December 31, 2016 (unaudited)

19.1%	Japan
9.4%	United Kingdom
5.8%	Canada
5.1%	Germany
4.9%	France
4.9%	South Korea
4.5%	Taiwan
4.5%	China
4.0%	Sweden
3.6%	Australia
2.7%	Netherlands
2.6%	Italy
2.5%	Hong Kong
23.8%	Other
2.6%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2016. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.4% or less in the following countries: Argentina, Austria, Belgium, Brazil, Denmark, Faroe Islands, Finland, Georgia, India, Indonesia, Ireland, Israel, Luxembourg, Mexico, Norway, Philippines, Portugal, Russia, Singapore, South Africa, Spain, Switzerland, Thailand, Turkey and United States.

Bernstein Fund, Inc. - International Small Cap Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$23,598,556		$124,648,987		$	– 0	–	$148,247,543
Industrials	31,067,915		72,322,303			– 0	–	103,390,218
Information Technology	8,259,361		77,267,914			– 0	–	85,527,275
Consumer Staples	13,694,616		56,680,291			– 0	–	70,374,907
Materials	5,145,780		60,562,507			– 0	–	65,708,287
Health Care	23,303,661		23,630,426			– 0	–	46,934,087
Financials	11,216,591		29,782,494			– 0	–	40,999,085
Real Estate	9,546,770		20,771,445			– 0	–	30,318,215
Energy	5,023,703		11,608,141			– 0	–	16,631,844
Utilities	2,531,524		9,149,460			– 0	–	11,680,984
Telecommunication Services	423,237		8,887,435			– 0	–	9,310,672
Warrants	– 0	–	12,021,649			– 0	–	12,021,649
Investment Companies	2,139,706		– 0	–		– 0	–	2,139,706
Rights	20,067		– 0	–		– 0	–	20,067
Short-Term Investments	17,083,248		– 0	–		– 0	–	17,083,248

Total Investments in Securities	153,054,735		507,333,052	(a)		– 0	–	660,387,787

Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	554,263			– 0	–	554,263
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,330,605)			– 0	–	(1,330,605)

Total (c)(d)	$153,054,735		$506,556,710		$	– 0	–	$659,611,445

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	An amount of $10,082,094 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	An amount of $20,024,314 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended December 31, 2016 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/16 (000)	Dividend Income (000)
$13,549	$46,516	$42,981	$17,083	$5

Bernstein Fund, Inc. - International Strategic Equities Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.7%
Financials - 23.2%
Banks - 16.3%
ABN AMRO Group NV (GDR) (a)	1,146,380	$25,382,872
BOC Hong Kong Holdings Ltd.	3,261,500	11,616,011
DBS Group Holdings Ltd.	1,999,400	23,854,520
DNB ASA	1,650,960	24,508,985
Erste Group Bank AG (b)	731,720	21,393,413
Itausa-Investimentos Itau SA (Preference Shares)	9,443,280	23,963,625
KB Financial Group, Inc. (b)	629,980	22,263,145
Lloyds Banking Group PLC	8,272,910	6,352,571
Mitsubishi UFJ Financial Group, Inc.	3,568,800	22,009,937
Sberbank of Russia PJSC (Sponsored ADR)	1,349,553	15,601,732
Sumitomo Mitsui Trust Holdings, Inc.	295,300	10,565,452

		207,512,263

Capital Markets - 2.7%
3i Group PLC	1,801,840	15,586,613
IG Group Holdings PLC	1,053,870	6,404,821
Partners Group Holding AG	25,840	12,096,675

		34,088,109

Diversified Financial Services - 1.0%
ORIX Corp.	790,600	12,305,095

Insurance - 3.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	101,060	19,088,004
NN Group NV	664,150	22,483,157

		41,571,161

		295,476,628

Information Technology - 14.7%
Electronic Equipment, Instruments & Components - 1.8%
Hon Hai Precision Industry Co., Ltd.	3,858,500	10,036,296
Largan Precision Co., Ltd.	111,300	12,973,277

		23,009,573

Internet Software & Services - 2.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	154,750	13,588,598
NetEase, Inc. (ADR)	29,210	6,290,081
Tencent Holdings Ltd.	583,800	14,155,461

		34,034,140

IT Services - 1.0%
CGI Group, Inc.-Class A (b)	128,630	6,173,550
Fujitsu Ltd.	1,046,000	5,792,274

		11,965,824

Semiconductors & Semiconductor Equipment - 4.6%
ASML Holding NV	183,220	20,533,536
Infineon Technologies AG	832,460	14,399,452
Taiwan Semiconductor Manufacturing Co., Ltd.	4,300,000	24,085,391

		59,018,379

Company	Shares	U.S. $ Value
Software - 2.7%
Constellation Software, Inc./Canada	34,430	15,645,501
Mobileye NV (b)	217,930	8,307,492
Oracle Corp. Japan	102,900	5,176,297
Sage Group PLC (The)	676,210	5,450,944

		34,580,234

Technology Hardware, Storage & Peripherals - 1.9%
Samsung Electronics Co., Ltd.	16,440	24,467,850

		187,076,000

Industrials - 12.8%
Aerospace & Defense - 2.1%
Saab AB-Class B	275,600	10,278,214
Safran SA	228,250	16,416,627

		26,694,841

Airlines - 1.2%
Japan Airlines Co., Ltd.	207,300	6,049,174
Qantas Airways Ltd.	3,927,768	9,409,094

		15,458,268

Building Products - 1.5%
Assa Abloy AB-Class B	319,590	5,913,575
Kingspan Group PLC	472,360	12,828,533

		18,742,108

Electrical Equipment - 1.4%
Nidec Corp.	203,900	17,553,884

Industrial Conglomerates - 2.6%
Jardine Strategic Holdings Ltd.	583,600	19,309,992
Siemens AG (REG)	111,580	13,661,849

		32,971,841

Machinery - 1.0%
Kone Oyj-Class B	279,680	12,497,101

Professional Services - 0.9%
RELX NV	689,480	11,596,970

Road & Rail - 1.7%
Central Japan Railway Co.	133,660	21,945,577

Trading Companies & Distributors - 0.4%
Mitsubishi Corp.	263,700	5,600,629

		163,061,219

Materials - 11.3%
Chemicals - 6.7%
Arkema SA	179,700	17,565,793
Asahi Kasei Corp.	1,766,000	15,366,435
Covestro AG (a)	461,360	31,579,001
Johnson Matthey PLC	529,640	20,723,350

		85,234,579

Company	Shares	U.S. $ Value
Construction Materials - 1.0%
Fletcher Building Ltd.	1,718,620	12,784,081

Metals & Mining - 3.6%
Fortescue Metals Group Ltd.	4,333,060	18,107,856
Goldcorp, Inc.	491,280	6,688,711
Novolipetsk Steel PJSC (GDR) (a)	429,960	7,941,131
South32 Ltd.	6,926,510	13,635,195

		46,372,893

		144,391,553

Consumer Staples - 8.5%
Food & Staples Retailing - 2.5%
Loblaw Cos., Ltd.	262,540	13,851,959
Tsuruha Holdings, Inc.	193,700	18,332,265

		32,184,224

Food Products - 3.1%
JBS SA	1,898,000	6,637,502
Salmar ASA	390,330	11,655,599
WH Group Ltd. (a)	26,073,500	21,017,760

		39,310,861

Household Products - 2.3%
Pigeon Corp.	219,800	5,604,492
Reckitt Benckiser Group PLC	280,810	23,786,831

		29,391,323

Tobacco - 0.6%
Imperial Brands PLC	163,780	7,137,620

		108,024,028

Consumer Discretionary - 7.8%
Auto Components - 0.5%
Continental AG	32,640	6,288,318

Automobiles - 0.5%
Honda Motor Co., Ltd.	205,200	5,990,874

Diversified Consumer Services - 2.1%
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (b)	365,050	15,368,605
TAL Education Group (ADR) (b)	157,220	11,028,983

		26,397,588

Leisure Products - 0.5%
Bandai Namco Holdings, Inc.	243,900	6,713,337

Specialty Retail - 3.0%
Kingfisher PLC	1,804,650	7,775,124
Shimamura Co., Ltd.	153,300	19,113,873
Yamada Denki Co., Ltd.	2,165,400	11,659,477

		38,548,474

Textiles, Apparel & Luxury Goods - 1.2%
Eclat Textile Co., Ltd.	586,000	6,101,514

Company	Shares	U.S. $ Value
Yue Yuen Industrial Holdings Ltd.	2,381,500	8,632,235

		14,733,749

		98,672,340

Energy - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
China Petroleum & Chemical Corp.-Class H	18,578,000	13,083,878
JX Holdings, Inc.	7,232,300	30,559,486
LUKOIL PJSC (Sponsored ADR)	536,580	30,106,929
Royal Dutch Shell PLC-Class B	490,750	14,100,179
TOTAL SA	125,285	6,426,131

		94,276,603

Telecommunication Services - 4.0%
Diversified Telecommunication Services - 4.0%
China Unicom Hong Kong Ltd.	7,862,000	9,099,152
KT Corp. (b)	48,140	1,171,276
KT Corp. (Sponsored ADR)	763,266	10,754,418
Nippon Telegraph & Telephone Corp.	703,600	29,618,138

		50,642,984

Health Care - 2.4%
Biotechnology - 0.7%
Actelion Ltd. (REG) (b)	44,030	9,515,253

Pharmaceuticals - 1.7%
Recordati SpA	338,660	9,596,727
Sanofi	149,270	12,070,748

		21,667,475

		31,182,728

Real Estate - 2.4%
Real Estate Management & Development - 2.4%
Cheung Kong Property Holdings Ltd.	2,230,500	13,621,644
UOL Group Ltd.	2,041,400	8,415,816
Wharf Holdings Ltd. (The)	1,367,000	9,054,972

		31,092,432

Utilities - 2.2%
Electric Utilities - 1.3%
Centrais Eletricas Brasileiras SA (b)	989,900	6,926,539
EDP-Energias de Portugal SA	3,154,990	9,602,357

		16,528,896

Multi-Utilities - 0.9%
AGL Energy Ltd.	739,950	11,772,940

		28,301,836

Total Common Stocks (cost $1,169,687,038)		1,232,198,351

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.37% (c)(d) (cost $26,409,153)	26,409,153	26,409,153

Total Investments - 98.8% (cost $1,196,096,191) (e)		1,258,607,504
Other assets less liabilities - 1.2% (f)		14,716,634

Net Assets - 100.0%		$1,273,324,138

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	130	March 2017	$10,859,648	$10,891,400	$31,752

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	3,795	USD	4,089	1/17/17	$91,271
Bank of America, NA	USD	31,840	CAD	42,098	1/17/17	(479,495)
Barclays Bank PLC	USD	5,227	EUR	4,996	1/17/17	36,430
Barclays Bank PLC	USD	3,678	EUR	3,511	2/16/17	25,287
Citibank, NA	NOK	53,042	USD	6,242	1/17/17	98,545
Citibank, NA	USD	1,857	AUD	2,494	1/17/17	(57,440)
Citibank, NA	USD	23,918	GBP	19,017	1/17/17	(471,683)
Citibank, NA	USD	5,464	ILS	20,829	1/17/17	(54,806)
Citibank, NA	USD	9,179	MXN	188,211	1/17/17	(117,166)
Citibank, NA	USD	2,356	NZD	3,416	1/17/17	15,825
Citibank, NA	USD	18,672	ZAR	256,913	1/17/17	(8,853)
Citibank, NA	NOK	22,739	USD	2,631	2/16/17	(3,156)
Citibank, NA	RUB	519,549	USD	8,421	2/16/17	39,311
Citibank, NA	USD	4,612	AUD	6,361	2/16/17	(26,315)
Credit Suisse International	BRL	2,184	USD	635	1/04/17	(36,423)
Credit Suisse International	USD	670	BRL	2,184	1/04/17	906
Credit Suisse International	USD	2,902	GBP	2,330	1/17/17	(29,421)
Morgan Stanley & Co., Inc.	BRL	2,184	USD	670	1/04/17	(906)
Morgan Stanley & Co., Inc.	USD	654	BRL	2,184	1/04/17	17,411
Morgan Stanley & Co., Inc.	HKD	17,182	USD	2,216	1/17/17	(108)
Morgan Stanley & Co., Inc.	JPY	315,216	USD	2,798	1/17/17	98,351
Morgan Stanley & Co., Inc.	USD	2,973	CHF	2,993	1/17/17	(31,150)
Morgan Stanley & Co., Inc.	USD	3,488	HKD	27,069	1/17/17	3,265
Morgan Stanley & Co., Inc.	JPY	3,528,311	USD	29,995	2/16/17	(260,046)
Nomura Global Financial Products, Inc.	CNY	12,649	USD	1,826	1/17/17	16,342
Nomura Global Financial Products, Inc.	EUR	1,201	USD	1,281	1/17/17	15,931
Nomura Global Financial Products, Inc.	JPY	689,876	USD	6,074	1/17/17	166,300
Nomura Global Financial Products, Inc.	NOK	83,867	USD	9,917	1/17/17	203,155
Nomura Global Financial Products, Inc.	USD	9,448	KRW	11,288,057	1/17/17	(97,520)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Nomura Global Financial Products, Inc.	USD	2,739	SGD	3,959	1/17/17	$(5,205)
Nomura Global Financial Products, Inc.	CNY	20,770	USD	2,963	2/16/17	19,068
Nomura Global Financial Products, Inc.	TWD	358,523	USD	11,165	2/16/17	109,809
Royal Bank of Scotland PLC	BRL	21,088	USD	6,137	1/17/17	(317,543)
Royal Bank of Scotland PLC	CAD	6,665	USD	4,988	1/17/17	23,169
Royal Bank of Scotland PLC	CNY	17,819	USD	2,574	1/17/17	24,990
Royal Bank of Scotland PLC	JPY	248,412	USD	2,184	1/17/17	56,258
Royal Bank of Scotland PLC	KRW	33,467,110	USD	28,770	1/17/17	1,048,595
Royal Bank of Scotland PLC	NZD	19,214	USD	13,776	1/17/17	434,148
Royal Bank of Scotland PLC	RUB	1,195,390	USD	18,724	1/17/17	(721,790)
Royal Bank of Scotland PLC	SGD	9,700	USD	6,791	1/17/17	93,271
Royal Bank of Scotland PLC	USD	6,289	BRL	21,088	1/17/17	165,619
Royal Bank of Scotland PLC	USD	8,140	CAD	10,827	1/17/17	(74,512)
Royal Bank of Scotland PLC	USD	12,979	GBP	10,281	1/17/17	(303,466)
Royal Bank of Scotland PLC	USD	9,814	BRL	33,062	2/02/17	261,511
State Street Bank & Trust Co.	GBP	5,235	USD	6,473	1/17/17	18,858
State Street Bank & Trust Co.	HKD	437,975	USD	56,488	1/17/17	4,477
State Street Bank & Trust Co.	SGD	26,858	USD	18,867	1/17/17	322,099
State Street Bank & Trust Co.	TWD	227,010	USD	7,157	1/17/17	148,705
State Street Bank & Trust Co.	USD	3,132	AUD	4,217	1/17/17	(90,351)
State Street Bank & Trust Co.	USD	33,095	CHF	33,544	1/17/17	(125,987)
State Street Bank & Trust Co.	USD	23,292	INR	1,574,510	1/17/17	(144,341)
State Street Bank & Trust Co.	USD	11,557	CHF	11,789	2/16/17	53,123

						$154,347

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $85,920,764 or 6.7% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $100,899,092 and gross unrealized depreciation of investments was $(38,387,719) resulting in net unrealized appreciation of $62,511,313.
(f)	An amount of U.S.$600,600 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2016.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

COUNTRY BREAKDOWN*

19.8%	Japan
8.3%	United Kingdom
6.7%	Germany
6.6%	Hong Kong
6.6%	China
6.5%	Netherlands
4.7%	South Korea
4.3%	Russia
4.2%	Taiwan
4.2%	Australia
4.2%	France
3.4%	Canada
3.0%	Brazil
15.4%	Other
2.1%	Short-Term

100.0%

*	All data are as of December 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.9% or less in the following countries: Austria, Finland, Ireland, Italy, New Zealand, Norway, Portugal, Singapore, Sweden, Switzerland and United States.

Bernstein Fund, Inc. - International Strategic Equities Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$11,049,092		$284,427,536		$	– 0	–	$295,476,628
Information Technology	50,005,222		137,070,778			– 0	–	187,076,000
Industrials	12,828,533		150,232,686			– 0	–	163,061,219
Materials	6,688,711		137,702,842			– 0	–	144,391,553
Consumer Staples	13,851,959		94,172,069			– 0	–	108,024,028
Consumer Discretionary	26,397,588		72,274,752			– 0	–	98,672,340
Energy	26,920,203		67,356,400			– 0	–	94,276,603
Telecommunication Services	10,754,418		39,888,566			– 0	–	50,642,984
Health Care	9,596,727		21,586,001			– 0	–	31,182,728
Real Estate	– 0	–	31,092,432			– 0	–	31,092,432
Utilities	– 0	–	28,301,836			– 0	–	28,301,836
Short-Term Investments	26,409,153		– 0	–		– 0	–	26,409,153

Total Investments in Securities	194,501,606		1,064,105,898	(b)		– 0	–	1,258,607,504
Other Financial Instruments (a):
Assets:
Futures	31,752		– 0	–		– 0	–	31,752
Forward Currency Exchange Contracts	– 0	–	3,612,030			– 0	–	3,612,030
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(3,457,683)			– 0	–	(3,457,683)

Total (c)(d)	$194,533,358		$1,064,260,245		$	– 0	–	$1,258,793,603

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(c)	An amount of $34,805,148 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	An amount of $15,790,556 was transferred from Level 2 to Level 1 due to increase in trading volume during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB for the three months ended December 31, 2016 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/16 (000)	Dividend Income (000)
$31,905	$105,720	$111,216	$26,409	$30

Bernstein Fund, Inc. - Small Cap Core Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Information Technology - 18.9%
Communications Equipment - 1.4%
F5 Networks, Inc. (a)	28,200	$4,081,104
InterDigital, Inc./PA	52,320	4,779,432
NETGEAR, Inc. (a)	46,050	2,502,817

		11,363,353

Electronic Equipment, Instruments & Components - 3.7%
Anixter International, Inc. (a)	56,190	4,554,200
Benchmark Electronics, Inc. (a)	137,070	4,180,635
Celestica, Inc. (Toronto) (a)	214,160	2,537,796
Insight Enterprises, Inc. (a)	91,380	3,695,407
Sanmina Corp. (a)	174,080	6,380,032
SYNNEX Corp.	51,360	6,215,587
Tech Data Corp. (a)	23,030	1,950,180

		29,513,837

Internet Software & Services - 1.8%
Cimpress NV (a)	39,050	3,577,371
DHI Group, Inc. (a)	183,990	1,149,938
LogMeIn, Inc.	40,620	3,921,861
Shutterstock, Inc. (a)	44,010	2,091,355
Web.com Group, Inc. (a)	174,690	3,694,693

		14,435,218

IT Services - 4.6%
Booz Allen Hamilton Holding Corp.	135,500	4,887,485
Cardtronics PLC-Class A (a)	49,890	2,722,497
Convergys Corp.	173,930	4,271,721
CSG Systems International, Inc.	71,550	3,463,020
EVERTEC, Inc.	243,130	4,315,557
Genpact Ltd. (a)	121,520	2,957,797
Hackett Group, Inc. (The)	218,680	3,861,889
Lionbridge Technologies, Inc. (a)	547,050	3,172,890
MoneyGram International, Inc. (a)	98,650	1,165,057
Science Applications International Corp.	73,220	6,209,056

		37,026,969

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Energy Industries, Inc. (a)	99,900	5,469,525
Amkor Technology, Inc. (a)	283,390	2,989,764
Cirrus Logic, Inc. (a)	77,370	4,374,500
Integrated Device Technology, Inc. (a)	269,860	6,357,902
IXYS Corp.	150,270	1,788,213
Kulicke & Soffa Industries, Inc. (a)	276,110	4,403,954
MaxLinear, Inc.-Class A (a)	130,410	2,842,938
Silicon Laboratories, Inc. (a)	39,790	2,586,350
Synaptics, Inc. (a)	80,190	4,296,580
Tessera Holding Corp.	143,690	6,351,098

		41,460,824

Company	Shares	U.S. $ Value
Software - 1.7%
Aspen Technology, Inc. (a)	132,630	7,252,208
Barracuda Networks, Inc. (a)	210,930	4,520,230
Mentor Graphics Corp.	54,740	2,019,359

		13,791,797

Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (a)	120,010	4,867,606

		152,459,604

Financials - 18.4%
Banks - 11.5%
1st Source Corp.	73,870	3,299,034
Cathay General Bancorp	183,140	6,964,814
City Holding Co.	49,090	3,318,484
Community Trust Bancorp, Inc.	64,170	3,182,832
ConnectOne Bancorp, Inc.	155,110	4,025,104
Customers Bancorp, Inc. (a)	78,340	2,806,139
FCB Financial Holdings, Inc.-Class A (a)	86,250	4,114,125
First Citizens BancShares, Inc./NC-Class A	8,670	3,077,850
First Community Bancshares, Inc./VA	61,560	1,855,418
First Financial Corp./IN	84,030	4,436,784
Flushing Financial Corp.	102,530	3,013,357
Great Southern Bancorp, Inc.	58,710	3,208,502
Great Western Bancorp, Inc.	23,280	1,014,775
Hanmi Financial Corp.	141,260	4,929,974
Hilltop Holdings, Inc.	193,230	5,758,254
International Bancshares Corp.	128,140	5,228,112
MBT Financial Corp.	168,860	1,916,561
Popular, Inc.	85,940	3,765,891
Preferred Bank/Los Angeles CA	36,660	1,921,717
Prosperity Bancshares, Inc.	78,160	5,610,325
Republic Bancorp, Inc./KY-Class A	78,310	3,096,377
Sierra Bancorp	101,100	2,688,249
TCF Financial Corp.	186,890	3,661,175
Texas Capital Bancshares, Inc. (a)	47,040	3,687,936
Triumph Bancorp, Inc. (a)	151,332	3,957,332
Western Alliance Bancorp (a)	54,290	2,644,466

		93,183,587

Consumer Finance - 0.4%
Nelnet, Inc.-Class A	57,260	2,905,945

Insurance - 2.7%
Ambac Financial Group, Inc. (a)	214,410	4,824,225
CNO Financial Group, Inc.	89,370	1,711,435
Heritage Insurance Holdings, Inc.	124,180	1,945,901
MBIA, Inc. (a)	268,120	2,868,884
State Auto Financial Corp.	76,170	2,042,118
Universal Insurance Holdings, Inc.	182,020	5,169,368
Validus Holdings Ltd.	58,890	3,239,539

		21,801,470

Mortgage Real Estate Investment Trusts (REITs) - 1.6%
Ares Commercial Real Estate Corp.	161,900	2,222,887
Invesco Mortgage Capital, Inc.	56,900	830,740
MTGE Investment Corp.	122,180	1,918,226

Company	Shares	U.S. $ Value
New Residential Investment Corp.	176,420	2,773,322
PennyMac Mortgage Investment Trust	139,040	2,276,085
Redwood Trust, Inc.	199,010	3,026,942

		13,048,202

Thrifts & Mortgage Finance - 2.2%
Flagstar Bancorp, Inc. (a)	132,750	3,576,285
MGIC Investment Corp. (a)	698,980	7,122,606
Radian Group, Inc.	389,430	7,001,952

		17,700,843

		148,640,047

Industrials - 16.2%
Aerospace & Defense - 0.4%
Engility Holdings, Inc. (a)	95,300	3,211,610

Air Freight & Logistics - 0.3%
Hub Group, Inc.-Class A (a)	51,140	2,237,375

Airlines - 0.5%
Hawaiian Holdings, Inc. (a)	67,100	3,824,700

Building Products - 2.2%
Gibraltar Industries, Inc. (a)	54,320	2,262,428
NCI Building Systems, Inc. (a)	167,310	2,618,402
Patrick Industries, Inc. (a)	26,800	2,044,840
Ply Gem Holdings, Inc. (a)	229,830	3,734,737
Trex Co., Inc. (a)	73,260	4,717,944
Universal Forest Products, Inc.	26,060	2,662,811

		18,041,162

Commercial Services & Supplies - 1.6%
ACCO Brands Corp. (a)	125,530	1,638,166
CECO Environmental Corp.	195,140	2,722,203
Deluxe Corp.	54,960	3,935,686
Herman Miller, Inc.	13,340	456,228
Quad/Graphics, Inc.	121,430	3,264,038
Tetra Tech, Inc.	27,420	1,183,173

		13,199,494

Construction & Engineering - 2.6%
AECOM (a)	99,550	3,619,638
Argan, Inc.	12,540	884,697
Comfort Systems USA, Inc.	55,410	1,845,153
EMCOR Group, Inc.	68,150	4,822,294
Jacobs Engineering Group, Inc. (a)	60,150	3,428,550
MYR Group, Inc. (a)	85,740	3,230,683
Quanta Services, Inc. (a)	98,130	3,419,831

		21,250,846

Electrical Equipment - 0.5%
Babcock & Wilcox Enterprises, Inc. (a)	53,740	891,546
EnerSys	41,930	3,274,733

		4,166,279

Company	Shares	U.S. $ Value
Machinery - 2.9%
Briggs & Stratton Corp.	79,280	1,764,773
Chart Industries, Inc. (a)	80,572	2,902,204
Global Brass & Copper Holdings, Inc.	116,280	3,988,404
Greenbrier Cos., Inc. (The)	110,640	4,597,092
Kadant, Inc.	37,660	2,304,792
Lincoln Electric Holdings, Inc.	9,370	718,398
Meritor, Inc. (a)	295,570	3,670,979
Oshkosh Corp.	52,420	3,386,856

		23,333,498

Professional Services - 2.4%
CRA International, Inc.	68,940	2,523,204
FTI Consulting, Inc. (a)	16,230	731,648
Huron Consulting Group, Inc. (a)	81,180	4,111,767
Insperity, Inc.	44,720	3,172,884
Kforce, Inc.	202,980	4,688,838
TrueBlue, Inc. (a)	188,550	4,647,758

		19,876,099

Road & Rail - 0.3%
Werner Enterprises, Inc.	79,820	2,151,149

Trading Companies & Distributors - 2.5%
Applied Industrial Technologies, Inc.	79,650	4,731,210
MRC Global, Inc. (a)	296,710	6,011,345
MSC Industrial Direct Co., Inc.-Class A	36,920	3,411,039
Rush Enterprises, Inc.-Class A (a)	88,970	2,838,143
WESCO International, Inc. (a)	43,750	2,911,562

		19,903,299

		131,195,511

Health Care - 12.8%
Biotechnology - 4.2%
AMAG Pharmaceuticals, Inc. (a)	104,530	3,637,644
BioSpecifics Technologies Corp. (a)	4,635	258,170
ChemoCentryx, Inc. (a)	375,140	2,776,036
Enanta Pharmaceuticals, Inc. (a)	113,020	3,786,170
Exelixis, Inc. (a)	92,320	1,376,491
FibroGen, Inc. (a)	52,870	1,131,418
Five Prime Therapeutics, Inc. (a)	41,250	2,067,037
Genomic Health, Inc. (a)	102,960	3,025,994
Ironwood Pharmaceuticals, Inc. (a)	183,110	2,799,752
Lexicon Pharmaceuticals, Inc. (a)	108,790	1,504,566
Progenics Pharmaceuticals, Inc. (a)	344,890	2,979,850
Repligen Corp. (a)	52,770	1,626,371
Vanda Pharmaceuticals, Inc. (a)	195,700	3,121,415
Xencor, Inc. (a)	137,520	3,619,526

		33,710,440

Health Care Equipment & Supplies - 2.6%
Align Technology, Inc. (a)	23,340	2,243,674

Company	Shares	U.S. $ Value
AngioDynamics, Inc. (a)	178,860	3,017,368
Atrion Corp.	2,413	1,223,874
Exactech, Inc. (a)	43,420	1,185,366
Halyard Health, Inc. (a)	102,610	3,794,518
Masimo Corp. (a)	39,100	2,635,340
OraSure Technologies, Inc. (a)	385,920	3,388,378
Orthofix International NV (a)	62,900	2,275,722
West Pharmaceutical Services, Inc.	16,740	1,420,054

		21,184,294

Health Care Providers & Services - 1.8%
Chemed Corp.	23,190	3,719,908
Molina Healthcare, Inc. (a)	96,830	5,253,996
WellCare Health Plans, Inc. (a)	38,990	5,344,749

		14,318,653

Life Sciences Tools & Services - 0.3%
INC Research Holdings, Inc.-Class A (a)	49,140	2,584,764

Pharmaceuticals - 3.9%
Amphastar Pharmaceuticals, Inc. (a)	174,730	3,218,527
ANI Pharmaceuticals, Inc. (a)	45,900	2,782,458
Aratana Therapeutics, Inc. (a)	211,700	1,520,006
Corcept Therapeutics, Inc. (a)	315,640	2,291,546
Depomed, Inc. (a)	140,530	2,532,351
Horizon Pharma PLC (a)	213,920	3,461,226
Phibro Animal Health Corp.-Class A	114,640	3,358,952
Prestige Brands Holdings, Inc. (a)	54,730	2,851,433
SciClone Pharmaceuticals, Inc. (a)	239,370	2,585,196
Sucampo Pharmaceuticals, Inc.-Class A (a)	252,890	3,426,659
Supernus Pharmaceuticals, Inc. (a)	158,570	4,003,892

		32,032,246

		103,830,397

Consumer Discretionary - 9.9%
Auto Components - 1.7%
Dana, Inc.	302,880	5,748,662
Stoneridge, Inc. (a)	99,290	1,756,440
Tenneco, Inc. (a)	102,780	6,420,667

		13,925,769

Automobiles - 0.4%
Winnebago Industries, Inc.	98,820	3,127,653

Diversified Consumer Services - 1.1%
Capella Education Co.	40,980	3,598,044
Strayer Education, Inc. (a)	63,300	5,103,879

		8,701,923

Hotels, Restaurants & Leisure - 3.0%
Bloomin’ Brands, Inc.	219,000	3,948,570
Brinker International, Inc.	50,880	2,520,086

Company	Shares	U.S. $ Value
Denny’s Corp. (a)	335,960	4,310,367
International Game Technology PLC	62,960	1,606,739
Jack in the Box, Inc.	20,910	2,334,392
Papa John’s International, Inc.	49,030	4,195,988
Potbelly Corp. (a)	174,710	2,253,759
Ruth’s Hospitality Group, Inc.	183,360	3,355,488

		24,525,389

Household Durables - 0.5%
Flexsteel Industries, Inc.	32,880	2,027,710
NACCO Industries, Inc.-Class A	21,530	1,949,541

		3,977,251

Media - 0.8%
New Media Investment Group, Inc.	131,550	2,103,485
New York Times Co. (The)-Class A	224,820	2,990,106
Regal Entertainment Group-Class A	78,660	1,620,396

		6,713,987

Multiline Retail - 0.7%
Big Lots, Inc.	107,810	5,413,140

Specialty Retail - 1.4%
Caleres, Inc.	119,760	3,930,523
Citi Trends, Inc.	115,300	2,172,252
Francesca’s Holdings Corp. (a)	208,260	3,754,928
Michaels Cos., Inc. (The) (a)	88,680	1,813,506

		11,671,209

Textiles, Apparel & Luxury Goods - 0.3%
Perry Ellis International, Inc. (a)	86,560	2,156,210

		80,212,531

Real Estate - 6.8%
Equity Real Estate Investment Trusts (REITs) - 6.8%
CareTrust REIT, Inc.	54,340	832,489
Chesapeake Lodging Trust	71,470	1,848,214
CorEnergy Infrastructure Trust, Inc.	102,840	3,587,059
Education Realty Trust, Inc.	58,360	2,468,628
EPR Properties	31,750	2,278,698
First Industrial Realty Trust, Inc.	81,930	2,298,136
Franklin Street Properties Corp.	65,250	845,640
Getty Realty Corp.	159,230	4,058,773
Gramercy Property Trust	251,020	2,304,364
Highwoods Properties, Inc.	36,140	1,843,501
Independence Realty Trust, Inc.	131,750	1,175,210
iStar, Inc. (a)	302,630	3,743,533
LaSalle Hotel Properties	85,370	2,601,224
Medical Properties Trust, Inc.	192,190	2,363,937
National Health Investors, Inc.	32,930	2,442,418
One Liberty Properties, Inc.	39,930	1,003,042
Ryman Hospitality Properties, Inc.	45,470	2,865,065
Sabra Health Care REIT, Inc.	132,750	3,241,755
Select Income REIT	111,180	2,801,736
Summit Hotel Properties, Inc.	171,670	2,751,870
Sun Communities, Inc.	15,440	1,182,858
Sunstone Hotel Investors, Inc.	153,790	2,345,297

Company	Shares	U.S. $ Value
UMH Properties, Inc.	122,030	1,836,552
Xenia Hotels & Resorts, Inc.	110,660	2,149,017

		54,869,016

Energy - 5.4%
Energy Equipment & Services - 2.5%
Archrock, Inc.	156,360	2,063,952
Forum Energy Technologies, Inc. (a)	133,750	2,942,500
Matrix Service Co. (a)	129,060	2,929,662
McDermott International, Inc. (a)	745,770	5,511,240
Oil States International, Inc. (a)	91,110	3,553,290
RPC, Inc.	174,050	3,447,931

		20,448,575

Oil, Gas & Consumable Fuels - 2.9%
Alon USA Energy, Inc.	107,920	1,228,130
Green Plains, Inc.	54,820	1,526,737
Gulfport Energy Corp. (a)	64,240	1,390,154
Matador Resources Co. (a)	127,430	3,282,597
REX American Resources Corp. (a)	39,620	3,912,475
SM Energy Co.	103,050	3,553,164
Synergy Resources Corp. (a)	280,160	2,496,225
Western Refining, Inc.	86,200	3,262,670
Westmoreland Coal Co. (a)	152,030	2,686,370

		23,338,522

		43,787,097

Materials - 4.5%
Chemicals - 1.8%
Huntsman Corp.	110,240	2,103,379
Innospec, Inc.	30,750	2,106,375
KMG Chemicals, Inc.	36,310	1,412,096
Koppers Holdings, Inc. (a)	98,690	3,977,207
Trinseo SA	89,620	5,314,466

		14,913,523

Containers & Packaging - 0.5%
AEP Industries, Inc.	13,480	1,565,028
Graphic Packaging Holding Co.	210,260	2,624,045

		4,189,073

Metals & Mining - 2.2%
Commercial Metals Co.	279,980	6,097,964
Reliance Steel & Aluminum Co.	27,240	2,166,669
Schnitzer Steel Industries, Inc.-Class A	173,610	4,461,777
Steel Dynamics, Inc.	83,610	2,974,844
Worthington Industries, Inc.	40,840	1,937,450

		17,638,704

		36,741,300

Consumer Staples - 3.3%
Food & Staples Retailing - 0.7%
SpartanNash Co.	112,230	4,437,574

Company	Shares	U.S. $ Value
Village Super Market, Inc.-Class A	53,970	1,667,673

		6,105,247

Food Products - 1.8%
Dean Foods Co.	246,070	5,359,405
Fresh Del Monte Produce, Inc.	69,230	4,197,415
Sanderson Farms, Inc.	17,850	1,682,184
Seaboard Corp. (a)	810	3,201,112

		14,440,116

Personal Products - 0.2%
Natural Health Trends Corp.	64,680	1,607,298

Tobacco - 0.6%
Universal Corp./VA	71,160	4,536,450

		26,689,111

Utilities - 1.9%
Electric Utilities - 0.3%
MGE Energy, Inc.	33,240	2,170,572

Gas Utilities - 1.1%
Northwest Natural Gas Co.	19,860	1,187,628
ONE Gas, Inc.	33,900	2,168,244
Southwest Gas Corp.	75,560	5,789,407

		9,145,279

Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. (a)	546,610	1,366,525
Ormat Technologies, Inc.	46,530	2,494,939

		3,861,464

		15,177,315

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.7%
IDT Corp.-Class B	162,000	3,003,480
Vonage Holdings Corp. (a)	356,560	2,442,436

		5,445,916

Wireless Telecommunication Services - 0.2%
Spok Holdings, Inc.	80,280	1,665,810

		7,111,726

Total Common Stocks (cost $689,024,186)		800,713,655

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.37% (b)(c) (cost $4,680,182)	4,680,182	4,680,182

Company	U.S. $ Value
Total Investments - 99.6% (cost $693,704,368) (d)	805,393,837
Other assets less liabilities - 0.4% (e)	3,300,116

Net Assets - 100.0%	$808,693,953

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Russell 2000 Mini Futures	686	March 2017	$46,187,598	$46,541,670	$354,072

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $120,368,050 and gross unrealized depreciation of investments was $(8,678,581), resulting in net unrealized appreciation of $111,689,469.
(e)	An amount of U.S.$2,490,180 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2016.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT	-	Real Estate Investment Trust

Bernstein Fund, Inc. - Small Cap Core Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$800,713,655		$	– 0	–	$	– 0	–	$800,713,655
Short-Term Investments	4,680,182			– 0	–		– 0	–	4,680,182

Total Investments in Securities	805,393,837			– 0	–		– 0	–	805,393,837

Other Financial Instruments (b):
Assets:
Futures	354,072			– 0	–		– 0	–	354,072
Liabilities	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$805,747,909		$	– 0	–	$	– 0	–	$805,747,909

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended December 31, 2016 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/16 (000)	Dividend Income (000)
$12,157	$40,857	$48,334	$4,680	$5

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Seth J. Masters
Seth J. Masters
President

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Masters
Seth J. Masters
President

Date:	February 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 24, 2017